Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 425,066	$ 227,481
Restricted cash, current (Notes 8 and 18)	11,218	32,248
Trade accounts receivable, net	79,303	68,624
Inventories (Note 4)	78,589	62,362
Due from managers	45	23
Due from related parties (Note 3)	$ 37	$ 38
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other receivables	$ 18,873	$ 19,296
Derivatives, current asset portion (Note 18)	2,177	6,305
Accrued income	67	0
Other current assets (Note 16)	43,598	22,830
Vessel held for sale (Note 5)	0	15,190
Total Current Assets	658,973	454,397
FIXED ASSETS
Advances for vessels under construction (Note 5)	27,526	0
Vessels and other fixed assets, net (Note 5)	3,208,357	2,539,743
Total Fixed Assets	3,235,883	2,539,743
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,733	1,736
Restricted cash, non-current (Note 8)	4,596	2,021
Operating leases, right-of-use assets (Note 6)	184,509	27,825
Derivatives, non-current asset portion (Note 18)	330	2,533
Other non-current assets	354	0
TOTAL ASSETS	4,086,378	3,028,255
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 8)	221,147	249,125
Lease financing short term (Note 7)	2,731	2,731
Accounts payable	51,591	39,317
Due to managers	10,938	7,386
Due to related parties (Note 3)	$ 3,274	$ 1,659
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities (Note 13)	$ 62,607	$ 31,372
Operating lease liabilities, current (Note 6)	28,227	5,251
Derivatives, current liability portion (Note 18)	0	5,784
Deferred revenue	17,297	16,738
Other current liabilities	2,000	0
Total Current Liabilities	399,812	359,363
NON-CURRENT LIABILITIES
Long-term bank loans, net of current portion and unamortized loan issuance costs of $8,508 and $7,606, as of December 31, 2023 and 2024, respectively (Note 8)	1,035,135	970,039
Lease financing long term, net of unamortized lease issuance costs of $98 and $51, as of December 31, 2023 and 2024, respectively (Note 7)	12,524	15,208
Operating lease liabilities, non-current (Note 6)	156,282	22,574
Other non-current liabilities	850	1,001
TOTAL LIABILITIES	1,604,603	1,368,185
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2023 and 2024, respectively (Note 9)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 84,016,892 shares issued and outstanding as of December 31, 2023; 117,630,112 shares issued and outstanding as of December 31, 2024 (Note 9)	1,142	840
Additional paid in capital (Note 9)	3,083,906	2,287,055
Accumulated other comprehensive income/(loss)	2,299	5,393
Accumulated deficit	(605,572)	(633,218)
Total Shareholders' Equity	2,481,775	1,660,070
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,086,378	$ 3,028,255